As filed with the Securities and Exchange Commission on January 12, 2026
File No. 333-53450
File No. 811-10267

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	57	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	58	[	X	]

GPS FUNDS I
(Exact Name of Registrant as Specified in Charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie E. Hansen
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and Address of Agent for Service)

Please send copies of all communications to:

Fabio Battaglia, III
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on January 26, 2026 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 55 (the “Amendment”) was filed on behalf of GPS Funds I (the "Registrant") pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 6, 2025 to register RS Class Shares of the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, GuideMark® World ex-US Fund, and GuideMark® Core Fixed Income Fund series of the Registrant (each a "Fund" and collectively, the "Funds") and pursuant to Rule 485(a)(2) would have become effective on January 5, 2026.

On December 31, 2025, Post-Effective Amendment No. 56 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 13, 2026, as the new date upon which the Amendment, with respect to the RS Class Shares of the Funds, would have become effective.

This Post-Effective Amendment No. 57 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 26, 2026, as the new date upon which the Amendment, with respect to the RS Class Shares of the Funds, shall become effective.

This Post-Effective Amendment No. 57 incorporates by reference the information contained in Parts A, B, and C of the Amendment with respect to only the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Concord, and State of California, on January 12, 2026.

GPS FUNDS I

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Carrie E. Hansen	President, Trustee and Chairman	January 12, 2026
Carrie E. Hansen

David M. Dunford*	Trustee	January 12, 2026
David M. Dunford

Paul S. Feinberg*	Trustee	January 12, 2026
Paul S. Feinberg

Dennis G. Schmal*	Trustee	January 12, 2026
Dennis G. Schmal

/s/ Patrick R. Young	Treasurer	January 12, 2026
Patrick R. Young

*By:    /s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.